Employee Benefits - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 EUR (€) Companies Person Rate	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)		Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Multiemployer Plan, Contributions by Employer		€ 74.0	€ 62.4		€ 54.9
Wages and salaries		€ 1,777.9	1,492.8		1,279.6
Senior management (excluding Board of Management) bonus, lower range		0.00%
Senior management (excluding Board of Management) bonus, higher range		112.50%
Share-based payments		€ 46.3	53.1	[1]	47.7	[1]
Tax benefit recognized related to recognized share-based compensation costs		5.6	8.7		10.0
Total compensation costs to be recognized in future periods		€ 94.2	€ 78.5		€ 83.2
Weighted average period to be recognized in future in years		1 year 8 months	1 year 9 months 11 days		1 year 11 months 9 days
Period after deferral that participants elect to receive funds in future periods after earlier of the employment termination or their withdrawal election		3 years
Company's liability under deferred compensation plans		€ 46.8	€ 43.6
Number of Dutch payroll employees in multi-employer union plan | Person		10,027
Number of companies which are covered by Multi Employer Plan | Companies		1,400
Number of contributing members in multi-employer plan | Person		154,000
Contribution to the multi-employer union plan, percentage		9.60%
Multi employer plan coverage ratio		101.30%	100.10%
Percentage of contributions		23.60%						24.10%
Percentage of contributions in year two							23.60%
Percentage of contributions in year three					23.60%
Percentage of contributions in year four			23.60%
Employee Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profit sharing bonus, lower range		0.00%
Profit sharing bonus, higher range		20.00%
Individual Variable Pay and Sales Reward [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Wages and salaries		€ 86.5	€ 40.3		€ 33.8
Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service condition, period		3 years
Expiration period of unexercised stock options		10 years
Employee Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of annual gross base salary for which an employee can participate in stock option and share plan		10.00%
Minimum period for retaining the shares or stock options to qualify for cash bonus (months)		12 months
Percentage of bonus on initial participation amount after minimum period for retaining the shares or stock options		20.00%
Deferred Profit Sharing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Wages and salaries		€ 82.6	126.0		93.3
Deferred Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Wages and salaries		€ 69.1	€ 55.5		€ 52.0
Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of granted shares options		3 years
Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Multiemployer Plans Collective Bargaining Arrangement Percentage Of Contributions Year Five	23.60%

[1]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.